United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: September 30, 2001
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:		3601 Green Road
			Suite 102
			Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		November 12, 2001

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	$72,556,824

                                                    Value
Cusip       Name of Issuer                          (x$1000)      Shares


 369604103  General Electric Co.                        3,388       91083
 160903100  Charter One Financial                       3,029      107339
 30231g102  ExxonMobil                                  3,005       76288
 743315103  Progressive Ins.                            2,897       21639
 026874107  American International Group                2,825       36221
 478160104  Johnson & Johnson                           2,800       50549
 031162100  Amgen                                       2,628       44724
 458140100  Intel Corporation                           2,531      123828
 172967101  Citigroup, Inc.                             2,491       61522
 494368103  Kimberly-Clark Corp                         2,466       39780
 025537101  American Electric Power Co. Inc.            2,412       55803
 585055106  Medtronic Inc.                              2,376       54637
 14149Y108  Cardinal Health, Inc.                       2,363       31955
 594918104  Microsoft Corp.                             2,355       46033
 013817101  Alcoa, Inc.                                 2,263       72979
 235851102  Danaher Corp Del                            2,249       47680
 55262L100  MBNA Corporation                            2,230       73625
 681919106  Omnicom Group                               1,835       28280
 913543104  Universal Forest Products                   1,821       95768
 589331107  Merck & Co Inc                              1,786       26821
 293561106  Enron Corp.                                 1,770       65038
 872649108  TRW Inc.                                    1,708       57285
 038222105  Applied Materials                           1,658       58300
 268648102  EMC Corp Mass                               1,593      135580
 866810104  Sun Microsystems Inc.                       1,553      187822
 740189105  Precision Castparts Corp.                   1,445       65135
 806857108  Schlumberger Ltd                            1,387       30371
 17275R102  Cisco Systems Inc.                          1,126       92480
 46625H100  JP Morgan Chase & Co.                       1,001       29322
 438092108  Hon Industries                                973       44315
 337932107  First Energy Corporation                      798       22202
 00209A106  AT&T Wireless Group                           736       49277
 717081103  Pfizer Inc.                                   687       17150
 459200101  International Business Machines               621        6730
 055622104  BP Plc                                        534       10878
 92343V104  Verizon Communications                        485        8972
 025816109  American Express Co                           462       15910
 549463107  Lucent Technologies                           432       75517
 438516106  Honeywell Int'l. Inc.                         427       16197
 493267108  Key Corp.                                     413       17135
 879664100  Tellabs, Inc.                                 412       41795
 384802104  Grainger W. W. Inc.                           395       10185
 46612J101  JDS Uniphase                                  371       58800
 78387G103  SBC Communications, Inc.                      351        7461
 428236103  Hewlett Packard                               340       21160
 110122108  Bristol-Myers Squibb                          323        5815
 533900106  Lincoln Electric Holdings                     307       13973
 053015103  Automatic Data Processing                     259        5520
   813114105Second Bancorp, Inc.                          218       10650